Quarterly Results of Operations (Unaudited) (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Quarterly Results of Operations (Textual) [Abstract]
Restructuring costs	$ 2,300,000	$ 2,275,000	$ 2,200,000
Provision for doubtful accounts	1,600,000
Charges for Post-retirement benefits	$ 600,000